Consolidated Statements of Comprehensive (Loss) Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income recognized in other comprehensive income, interest rate hedges, tax	$ (413)	$ (483)	$ (99)
Derivatives, reclassification adjustment for amounts recognized in net income, tax	(114)	(132)	(230)
Net prior service benefit amortization, tax	146	308	99
Net actuarial loss recognized during the year, tax	(1,231)	(5,762)	(6,544)
Net actuarial (gains) losses occurring during the year, tax	39,303	(28,270)	23,765
Net prior service benefit amortization due to curtailment, tax	0	(803)	0
Net actuarial losses recognized due to curtailment, tax	0	(21,069)	0
Net prior service benefit amortization due to settlement, tax	0	(7,799)	(8,303)
Net (loss) gain recognized in other comprehensive income, securities, tax	7	(55)	0
Available for sale securities, reclassification adjustment for amounts recognized in net income, tax	(29)	(19)	0
Translation adjustment
Translation adjustment and foreign currency hedges, tax	3,588	2,064	0
Foreign currency hedges
Translation adjustment and foreign currency hedges, tax	$ (307)	$ (1,719)	$ (1,218)